American Century Capital Portfolios, Inc. Statement of Additional Information Supplement
Supplement dated January 8, 2016 ■ Statement of Additional Information dated August 1, 2015

The following replaces the Accounts Managed chart on page 33 in the statement of additional information.

Accounts Managed (As of March 31, 2015)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
Phillip N. Davidson	Number of Accounts	14	6	2
	Assets	$24.9 billion(1)	$2.3 billion	$253.6 million
Dan Gruemmer	Number of Accounts	3	2	0
	Assets	$5.1 billion(2)	$669.7 million	0
Brendan Healy	Number of Accounts	5	1	0
	Assets	$2.6 billion(3)	$41.9 million	0
Jeff John	Number of Accounts	2	2	3
	Assets	$1.9 billion(4)	$75.6 million	$303.8 million
Miles Lewis	Number of Accounts	2	2	3
	Assets	$1.9 billion(4)	$75.6 million	$303.8 million
Michael Liss	Number of Accounts	14	6	2
	Assets	$24.9 billion(1)	$2.3 billion	$253.6 million
Kevin Toney	Number of Accounts	14	6	2
	Assets	$24.9 billion(1)	$2.3 billion	$253.6 million
Brian Woglom(5)	Number of Accounts	19	4	1
	Assets	$17.0 billion (6)	$863.8 million	$57.4 million

[1]	Includes $73.1 million in AC Alternatives Market Neutral Value, $9.8 billion in Equity Income, $6.7 billion in Mid Cap Value, $795.9 million in NT Mid Cap Value and $3.7 billion in Value.

[2]	Includes $3.7 billion in Value.

[3]	Includes $763.2 million in Large Company Value and $1.5 billion in NT Large Company Value.

[4]	Includes $1.8 billion in Small Cap Value.
5 Information provided as of January 6, 2016.

[6]
Includes $220.8 million in AC Alternatives Market Neutral Value, $781.9 million in Large Company Value, $1.5 billion in NT Large Company Value, $6.2 billion in Mid Cap Value, $825.1 million in NT Mid Cap Value and $3.4 billion in Value.

The following replaces the Ownership of Securities chart on pages 35-36 in the statement of additional information.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
AC Alternatives Market Neutral Value
Phillip N. Davidson	G
Michael Liss	D
Kevin Toney	F
Brian Woglom	D
Equity Income
Phillip N. Davidson	E
Michael Liss	A(1)
Kevin Toney	E
Large Company Value
Brendan Healy	E
Brian Woglom	D(2)
Mid Cap Value
Phillip N. Davidson	C
Michael Liss	A(1)
Kevin Toney	E
Brian Woglom	E
NT Large Company Value (3)
Brendan Healy	A
Brian Woglom	A(2)
NT Mid Cap Value (3)
Phillip N. Davidson	A
Michael Liss	A
Kevin Toney	A
Brian Woglom	A
Small Cap Value
Jeff John	D (4)
Miles Lewis	A (4)
Value
Phillip N. Davidson	C
Dan Gruemmer	C
Michael Liss	E
Kevin Toney	E
Brian Woglom	E
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

[1]
This figure excludes 401(k) investments in collective trust vehicles that are managed substantially identically to Equity Income and Mid Cap Value. Inclusion of such 401(k) investments would result in the amount categorized in the table as an E for Equity Income and an E for Mid Cap Value.

[2]	Information provided as of January 6, 2016.

[3]	The portfolio managers cannot invest directly in this fund, which is available for purchase only by certain funds of funds advised by American Century Investments.

[4]
This figure excludes 401(k) investments in a collective trust vehicle that is managed substantially identically to Small Cap Value. Inclusion of such 401(k) investments would result in the amount categorized in the table as an E for Jeff John and a D for Miles Lewis.

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CL-SPL-88140 1601